Share capital (Details 1) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Placing & Registered Direct Offering, share price			£ 5.4000
Consideration for Placing & Registered Direct Offering			£ 4,255
Placing, share price		£ 5.7000	£ 5.4000
Consideration for Placing		£ 10,000	£ 5,750
Exercise of warrants, share price	£ 200.0000	£ 5.9600	£ 6.2642
Consideration for Exercise of warrants		£ 91	£ 783
Share issue to SIPP trustee, share price	£ 0.0200		£ 0.0200
Consideration Share issue to SIPP trustee
Registered Direct Offering Share Price	£ 0.6660
Consideration for Registered Direct Offering	£ 321
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares	4,923,420	3,153,694	1,174,752
Placing & Registered Direct Offering			787,878
Placing		1,754,386	1,064,814
Exercise of warrants	1	15,340	125,000
Share issue to SIPP trustee	1,250		1,250
Registered Direct Offering	492,466
Ending balance, shares	5,417,137	4,923,420	3,153,694
Deferred Shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares	1,000,001	1,000,001	1,000,001
Ending balance, shares	1,000,001	1,000,001	1,000,001